Schedule I - STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$ 40,961	$ 81,795	$ 50,094
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share options exercised by employees			1,489
Loan to optionees in connection with exercise of options			(1,557)
Repayment of loan to optionees in connection with exercise of options	192	135	193
Capital contribution from noncontrolling interests	367	29	89
Loan repayments	38,646	24,092	22,190
Dividends paid to shareholders	(19,621)		(14,949)
Net cash used in financing activities	(40,254)	(24,219)	(3,302)
Net decrease in cash and cash equivalents and restricted cash	(5,218)	23,773	(12,819)
Cash and cash equivalents and restricted cash at beginning of the year	106,335	82,562	95,381
Cash and cash equivalents and restricted cash at end of the year	101,117	106,335	82,562
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	49,752	18,025	(9,575)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share options exercised by employees			1,489
Loan to optionees in connection with exercise of options			(1,558)
Repayment of loan to optionees in connection with exercise of options	192	135	193
Capital contribution from noncontrolling interests			29
New short-term loans drawn down			20,573
Loan repayments	(31,423)	(19,000)
Dividends paid to shareholders	(19,621)		(14,949)
Net cash used in financing activities	(50,852)	(18,865)	5,777
Net decrease in cash and cash equivalents and restricted cash	(1,100)	(840)	(3,798)
Cash and cash equivalents and restricted cash at beginning of the year	1,383	2,223	6,021
Cash and cash equivalents and restricted cash at end of the year	$ 283	$ 1,383	$ 2,223